ASSET UNDER DEVELOPMENT - Schedule of Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Extractive Industries [Roll Forward]
Opening asset under development balance	$ 877,838	$ 658,247
Additions	221,184	178,377
Interest costs capitalized	53,010	41,214
Closing asset under development balance	$ 1,152,032	$ 877,838